UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)		Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 VND (₫)		Dec. 31, 2021 VND (₫)
Revenues	₫ 15,196,102	$ 626,385,078	₫ 9,913,126	[1]	₫ 27,903,869	[2]	$ 1,169,189,181	[2]	₫ 14,965,591	[2]	₫ 16,028,182	[2]
Related party
Revenues	₫ 7,805,293	$ 321,700,000	₫ 5,833,858		₫ 19,305,452		$ 808,900,000		₫ 2,378,858		₫ 516,546

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).
[2]	Including sales to related parties in 2021, 2022 and 2023 of VND516,546 million, VND2,378,858 million and VND19,305,452 million (USD808.9 million), as restated, respectively.